Expenses by Nature	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Expenses by Nature
34.	Expenses by Nature

Expenses that are recorded by nature as cost of sales, selling and administrative expenses, impairment loss on other receivables and other operating expenses in the statements of comprehensive income for the years ended December 31, 2016, 2017 and 2018 were as follows (excluding finance costs and income tax expense):

	2016		2017	2018
	(in millions of Won)
Raw material used, changes in inventories and others	￦	30,177,732	35,584,184	38,884,690
Employee benefits expenses (*2)		3,444,276	3,357,861	3,639,192
Outsourced processing cost		7,678,055	7,074,948	7,462,656
Electricity expenses		1,018,429	933,045	949,435
Depreciation (*1)		2,835,843	2,887,646	2,911,048
Amortization		378,004	409,774	356,581
Freight and custody expenses		1,342,009	1,336,969	1,414,940
Sales commissions		94,377	115,925	79,080
Loss on disposal of property, plant and equipment		86,622	151,343	117,614
Impairment loss on property, plant and equipment		196,882	117,231	1,004,704
Impairment loss on goodwill and intangible assets		127,875	167,995	337,519
Donations		43,810	51,424	52,074
Other expenses		3,448,497	4,253,625	4,445,124

	￦	50,872,411	56,441,970	61,654,657

(*1)	Includes depreciation expense of investment property.

(*2)	The details of employee benefits expenses for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Wages and salaries	￦	3,016,488	3,105,364	3,372,831
Expenses related to post-employment benefits		427,788	252,497	266,361

	￦	3,444,276	3,357,861	3,639,192